Discontinued operations (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents		R$ 5,621,769	R$ 2,280,074	R$ 2,661,494	R$ 2,115,379
Financial investments and derivative financial instruments		520,352	1,804,122
Trade receivables		4,149,111	3,375,246
Inventories		4,906,083	3,918,772
Recoverable taxes		1,610,312	1,061,227
Non-current assets
Financial investments and derivative financial instruments		442,841	379,277
Related parties		0	490
Deferred income and social contribution taxes		898,235	571,755
Recoverable taxes		2,172,959	1,046,798
Right-of-use assets		1,791,377	1,651,295
Property, plant and equipment		5,862,413	5,534,591	8,005,860	7,572,762
Intangible assets		1,918,349	1,471,256	1,782,655	1,762,593
Total non-current assets		17,876,403	13,986,176
Total assets held for sale		0	11,000,917
Current liabilities
Loans, financing and hedge derivative financial instruments		869,067	618,327
Trade payables		4,710,952	3,670,895
Trade payables – reverse factoring		2,666,894	2,119,059
Salaries and related charges		460,906	330,103
Taxes payables		192,430	229,176
Income and social contribution taxes payable		315,053	196,348
Post-employment benefits		21,809	21,082
Provision for tax, civil and labor risks		22,837	119,942
Leases payable		225,034	188,832
Total current liabilities		12,766,252	12,640,230
Non-current liabilities
Loans, financing and hedge derivative financial instruments		4,845,393	8,672,547
Related parties		3,492	3,534
Deferred income and social contribution taxes		299	282
Post-employment benefits		193,747	194,637
Provision for tax, civil and labor risks		1,017,335	812,243
Leases payable		1,298,735	1,159,479
Total non-current liabilities		11,499,783	15,900,887
Total equity		R$ 12,174,968	10,469,240	R$ 9,910,265	R$ 9,835,175
Disposal groups classified as held for sale [member]
Current assets
Cash and cash equivalents			387,981
Financial investments and derivative financial instruments			1,346,552
Trade receivables			1,029,703
Inventories			2,249,868
Recoverable taxes			696,771
Other assets			72,939
Total current assets			5,783,814
Non-current assets
Financial investments and derivative financial instruments			492,430
Related parties			0
Deferred income and social contribution taxes			741,950
Recoverable taxes			411,661
Other assets			14,674
Total non-current assets other than investments, tangible, intangible & right-of-use assets			1,660,715
Investments			19,160
Right-of-use assets			350,054
Property, plant and equipment			2,941,904
Intangible assets			245,270
Total non-current assets			5,217,103
Total assets held for sale			11,000,917
Current liabilities
Loans, financing and hedge derivative financial instruments			239,313
Trade payables			717,338
Trade payables – reverse factoring			725,246
Salaries and related charges			222,784
Taxes payables			69,684
Income and social contribution taxes payable			12,415
Post-employment benefits			3,311
Provision for tax, civil and labor risks			3,466
Leases payable			76,014
Other liabilities			68,706
Total current liabilities			2,138,277
Non-current liabilities
Loans, financing and hedge derivative financial instruments			2,434
Related parties			0
Deferred income and social contribution taxes			12,964
Post-employment benefits			7,093
Provision for tax, civil and labor risks			35,519
Leases payable			337,701
Other liabilities			7,433
Total non-current liabilities			403,144
Total equity			0
Total liabilities held for sale and equity			2,541,421
Eliminations | Disposal groups classified as held for sale [member]
Current assets
Cash and cash equivalents	[1]		0
Financial investments and derivative financial instruments	[1]		0
Trade receivables	[1]		0
Inventories	[1]		0
Recoverable taxes	[1]		0
Other assets	[1]		(5,035)
Total current assets	[1]		(5,035)
Non-current assets
Financial investments and derivative financial instruments	[1]		0
Related parties	[1]		(1,674)
Deferred income and social contribution taxes	[1]		0
Recoverable taxes	[1]		0
Other assets	[1]		0
Total non-current assets other than investments, tangible, intangible & right-of-use assets	[1]		(1,674)
Investments	[1]		(22,047)
Right-of-use assets	[1]		0
Property, plant and equipment	[1]		0
Intangible assets	[1]		0
Total non-current assets	[1]		(23,721)
Total assets held for sale	[1]		(28,756)
Current liabilities
Loans, financing and hedge derivative financial instruments	[1]		(62,841)
Trade payables	[1]		(1,949)
Trade payables – reverse factoring	[1]		0
Salaries and related charges	[1]		0
Taxes payables	[1]		0
Income and social contribution taxes payable	[1]		0
Post-employment benefits	[1]		0
Provision for tax, civil and labor risks	[1]		0
Leases payable	[1]		0
Other liabilities	[1]		(13,264)
Total current liabilities	[1]		(78,054)
Non-current liabilities
Loans, financing and hedge derivative financial instruments	[1]		(5,725,594)
Related parties	[1]		(2,875)
Deferred income and social contribution taxes	[1]		0
Post-employment benefits	[1]		0
Provision for tax, civil and labor risks	[1]		0
Leases payable	[1]		0
Other liabilities	[1]		0
Total non-current liabilities	[1]		(5,728,469)
Total equity	[1]		(2,681,729)
Total liabilities held for sale and equity	[1]		(8,488,252)
Oxiteno S. A. Industria e Comercio [member] | Disposal groups classified as held for sale [member]
Current assets
Cash and cash equivalents			334,882
Financial investments and derivative financial instruments			1,346,552
Trade receivables			993,960
Inventories			1,671,662
Recoverable taxes			634,718
Other assets			51,829
Total current assets			5,033,603
Non-current assets
Financial investments and derivative financial instruments			492,430
Related parties			0
Deferred income and social contribution taxes			541,756
Recoverable taxes			393,723
Other assets			10,538
Total non-current assets other than investments, tangible, intangible & right-of-use assets			1,438,447
Investments			36,207
Right-of-use assets			31,871
Property, plant and equipment			2,787,241
Intangible assets			160,141
Total non-current assets			4,453,907
Total assets held for sale			9,487,510
Current liabilities
Loans, financing and hedge derivative financial instruments			302,154
Trade payables			493,800
Trade payables – reverse factoring			725,246
Salaries and related charges			176,941
Taxes payables			53,988
Income and social contribution taxes payable			12,415
Post-employment benefits			3,311
Provision for tax, civil and labor risks			2,946
Leases payable			11,702
Other liabilities			68,721
Total current liabilities			1,851,224
Non-current liabilities
Loans, financing and hedge derivative financial instruments			5,728,028
Related parties			2,875
Deferred income and social contribution taxes			12,964
Post-employment benefits			6,806
Provision for tax, civil and labor risks			33,149
Leases payable			22,786
Other liabilities			5,341
Total non-current liabilities			5,811,949
Total equity			1,824,337
Total liabilities held for sale and equity			9,487,510
Extrafarma [member] | Disposal groups classified as held for sale [member]
Current assets
Cash and cash equivalents			53,099
Financial investments and derivative financial instruments			0
Trade receivables			35,743
Inventories			578,206
Recoverable taxes			62,053
Other assets			26,145
Total current assets			755,246
Non-current assets
Financial investments and derivative financial instruments			0
Related parties			1,674
Deferred income and social contribution taxes			200,194
Recoverable taxes			17,938
Other assets			4,136
Total non-current assets other than investments, tangible, intangible & right-of-use assets			223,942
Investments			5,000
Right-of-use assets			318,183
Property, plant and equipment			154,663
Intangible assets			85,129
Total non-current assets			786,917
Total assets held for sale			1,542,163
Current liabilities
Loans, financing and hedge derivative financial instruments			0
Trade payables			225,487
Trade payables – reverse factoring			0
Salaries and related charges			45,843
Taxes payables			15,696
Income and social contribution taxes payable			0
Post-employment benefits			0
Provision for tax, civil and labor risks			520
Leases payable			64,312
Other liabilities			13,249
Total current liabilities			365,107
Non-current liabilities
Loans, financing and hedge derivative financial instruments			0
Related parties			0
Deferred income and social contribution taxes			0
Post-employment benefits			287
Provision for tax, civil and labor risks			2,370
Leases payable			314,915
Other liabilities			2,092
Total non-current liabilities			319,664
Total equity			857,392
Total liabilities held for sale and equity			R$ 1,542,163

[1]	Elimination between the continued operations and discontinued operations related to loan between Ultrapar International and Oxiteno.